                        SUPPLEMENT DATED OCTOBER 1, 1997
                         TO PROSPECTUS DATED MAY 1, 1997

                          NATIONWIDE SMALL COMPANY FUND

At a Special Meeting of Shareholders held on September 26, 1997, Shareholders of the Nationwide Small Company Fund (the "Fund") approved a proposal which authorizes the Board of Trustees to appoint, replace or terminate subadvisers without the approval of the Fund's shareholders; the order would also allow Nationwide Advisory Services, Inc. ("NAS") to revise a subadvisory agreement without shareholder approval. This authorization will only be utilized if an exemptive order which NAS and Nationwide Separate Account Trust (the "Trust"), on behalf of the Fund , have applied for is granted by the Securities and Exchange Commission. If the order is granted, any change in subadvisers will be communicated to shareholders within 60 days of such changes and all changes will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or NAS. The order, if granted, is intended to facilitate the efficient operation of the Fund and afford the Trust increased management flexibility. Prior to receiving the exemptive order, NAS will not appoint, replace or terminate any subadvisers or materially amend any subadvisory agreement without obtaining the approval of shareholders.

The following FINANCIAL HIGHLIGHTS table replaces the table on page 2 of the prospectus:

                                                       FINANCIAL HIGHLIGHTS
                               selected data for a share outstanding throughout each period
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Period from
                                                                                                            October 23, 1995
                                                                    Six months                Year          (commencement of
                                                                       ended                  ended        operations) through
                                                                      June 30,             December 31,        December 31,
                                                                        1997                  1996                1995
                                                                     -----------            --------             --------
                                                                 (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD                               $     13.89            $  11.42             $  10.00
    Net investment income                                                   0.02                0.06                 0.02
    Net realized gain (loss) and unrealized appreciation on
        investments and translation of assets and liabilities in
        foreign currencies                                                  1.25                2.55                 1.42
                                                                     -----------            --------             --------
       Total from investment operations                                     1.27                2.61                 1.44
                                                                     -----------            --------             --------
    Dividends from net investment income                                     ---               (0.06)               (0.02)
    Dividends in excess of net realized gain from investment
        transactions and foreign currencies                                  ---               (0.08)                ---
                                                                     -----------            --------             --------
        Total distributions                                                  ---               (0.14)               (0.02)
                                                                     -----------            --------             --------
        Net increase in net asset value                                     1.27                2.47                 1.42
                                                                     -----------            --------             --------
NET ASSET VALUE -- END OF PERIOD                                     $     15.16            $  13.89             $  11.42
                                                                     ===========            ========             ========
Total Return                                                                9.14%*             22.83%               14.38%*
Ratios and supplemental data:
     Net Assets, end of period (000)                                 $   241,923            $ 80,840              $17,155
     Ratio of expenses to average net assets                                1.10%*              1.20%                1.25%*
     Ratio of expenses to average net assets**                              1.10%*              1.20%                1.74%*
     Ratio of net investment income to average net assets                    .27%*               .60%                1.32%*
     Ratio of net investment income to average net assets**                  .27%*               .60%                0.83%*
     Portfolio turnover                                                    67.23%*            136.74%                9.03%*
     Average commission rate paid***                                      2.5800(cent)        2.8802(cent)           ---

------------------------------------------------------------------------------

* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized

**   Ratios calculated as if no fees were waived or expenses reimbursed.

*** Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

The information in the Financial Highlights, except for the six months ended June 30, 1997, has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements appears in the Statement of Additional Information. The Statement of Additional Information and the Annual Report for the Fund which contains further information about the Fund's performance may be obtained free of charge by calling (614) 249-5134. These Financial Highlights should be read in conjunction with the audited financial statements of the Fund.

SUMMARY OF FUND EXPENSES

The tables below summarize various cost and expenses an investor will bear, directly or indirectly when investing in the Small Company Fund:

                                ANNUAL FUND OPERATING EXPENSES
                           (as a percentage of average net assets)
                     Advisory Fees                            1.00%
                     Other Expenses                           0.10%
                                                              ----
                           Total Fund Operating Expenses      1.10%
                                                              ====

 Example:

         You could pay the following expenses on a $1,000 investment, assuming
         (1) 5% annual return and (2) redemption at the end of each time period:

           1 Year             3 Years                5 Years               10 Years
           ------             -------                -------               --------
          $11                    $35                   $61                   $134

         The expenses shown above in the chart and example do not include variable contract charges, if applicable. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Under the heading SALE OF FUND SHARES on page 3 of the Prospectus, the first sentence of the paragraph is hereby deleted and replaced by the following:
Shares of the Funds may be sold to life insurance company separate accounts (the "Accounts") to fund the benefits of variable life insurance policies or annuity contracts (the "Contracts") issued by life insurance companies, as well as to other open-end investment companies (each a "Fund of Funds") created by Nationwide Advisory Services, Inc., the Fund's investment advisor.

Under the heading INVESTMENT IN FUND SHARES on page 15 of the Prospectus, the second paragraph is hereby deleted and replaced by the following: Shares of the Funds may be sold to the Accounts to fund the benefits of Contracts issued by Nationwide Life Insurance and Nationwide Life and Annuity Insurance Companies, as well as to Funds of Funds created by Nationwide Advisory Services, Inc., the Fund's investment advisor.

Under the heading OTHER SERVICES on page 14 of the Prospectus, the following is added as the last sentence: For these services, NISI receives a fee, calculated daily and paid monthly, at an annual rate of .01% of the Fund's average daily net assets.

   THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUMMARY OF FUND EXPENSES

The tables below summarize the various cost and expenses an investor will bear, directly or indirectly based on fees in effect November 1, 1997, when investing in the Funds:

                                                 ANNUAL FUND OPERATING EXPENSES
                                             (as a percentage of average net assets)

                                         Capital        Total       Government       Money
                                      Appreciation      Return         Bond          Market
Advisory Fees                             .60%           .60%          .50%           .40%
Administration Fees                       .05%           .05%          .05%           .05%
All Other Expenses                        .03%           .02%          .02%           .02%
                                          ---            ---           ---            ---
    Total Fund Operating Expenses         .68%           .67%          .57%           .47%
                                          ===            ===           ===            ===

Example:

          You could pay the following expenses on a $1,000 investment, assuming
          (1) 5% annual return and (2) redemption at the end of each time period:

           1 year                 $ 7            $ 7           $ 6            $ 5
           3 years                $22            $21           $18            $15
           5 years                $38            $37           $32            $26
           10 years               $85            $83           $71            $59

         The expenses shown in the chart and example do not include variable contract charges, if applicable. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Under the heading SALE OF FUND SHARES on page 3 of the Prospectus, the first sentence of the paragraph is hereby deleted and replaced by the following:
Shares of the Funds may be sold to life insurance company separate accounts (the "Accounts") to fund the benefits of variable life insurance policies or annuity contracts ("Contracts") issued by life insurance companies, as well as to other open-end investment companies (each a "Fund of Funds") created by Nationwide Advisory Services, Inc., the Funds' investment advisor.

Under the heading INVESTMENT IN FUND SHARES on page 9 of the Prospectus, the second paragraph is hereby deleted and replaced by the following: Shares of the Funds may be sold to the Accounts to fund the benefits of Contracts issued by Nationwide Life Insurance and Nationwide Life and Annuity Insurance Companies, as well as to Funds of Funds created by Nationwide Advisory Services, Inc., the Funds' investment advisor.

   THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE

                        SUPPLEMENT DATED OCTOBER 1, 1997
                         TO PROSPECTUS DATED MAY 1, 1997

                        NATIONWIDE SEPARATE ACCOUNT TRUST
                            CAPITAL APPRECIATION FUND
                                TOTAL RETURN FUND
                              GOVERNMENT BOND FUND
                                MONEY MARKET FUND

At a Special Meeting of Shareholders held on September 26, 1997, Shareholders of the Capital Appreciation Fund, Total Return Fund, Government Bond Fund and Money Market Fund ("the Funds") approved a new Investment Advisory Agreement with Nationwide Advisory Services, Inc.("NAS").

The new Investment Advisory Agreement changes the advisory fees paid to NAS effective November 1, 1997 from 0.50% of each Fund's average annual daily net assets to the following fees expressed as an annual percentage of average daily net assets:

        Fund                                  Advisory Fees
        ----                                  -------------
        Total Return Fund and                 0.60% on assets up to $1 billion
        Capital Appreciation Fund             0.575% on assets of $1 billion
                                              and more but less than $2 billion
                                              0.55% on assets of $2 billion and
                                              more but less than $5 billion
                                              0.50% for assets of $5 billion
                                              and more

        Government Bond Fund                  0.50% on assets up to $1 billion
                                              0.475% on assets of $1 billion and
                                              more but less than $2 billion
                                              0.45% on assets of $2 billion and
                                              more but less than $5 billion
                                              0.40% for assets of $5 billion and
                                              more

        Money Market Fund                     0.40% on assets up to $1 billion
                                              0.38% on assets of $1 billion and
                                              more but less than $2 billion
                                              0.36% on assets of $2 billion and
                                              more but less than $5 billion
                                              0.34% for assets of $5 billion and
                                              more

In addition, effective November 1, 1997, fund accounting and administrative services for the Funds will be provided by NAS under a separate Fund Administration Agreement. Under the terms of the Fund Administration Agreement, NAS will receive a fee from each Fund, calculated daily and paid monthly, at an annual rate of 0.05% of each Fund's average daily net assets up to $1 billion and 0.04% on assets of $1 billion and more.

NAS, through its wholly-owned subsidiary Nationwide Investors Services, Inc. ("NISI"), also serves as transfer and dividend disbursing agent for the Funds pursuant to a Transfer and Dividend Disbursing Agent Agreement. Under the terms of the agreement , effective November 1, 1997, NAS will receive a fee, calculated daily and paid monthly, at an annual rate of 0.01% of each Fund's average daily net assets.

The following unaudited Financial Highlights for the six months ended June 30, 1997 is inserted under the heading FINANCIAL HIGHLIGHTS on page 2 of the Prospectus for each Fund after the line for the year ended December 31, 1996.

                                                             FINANCIAL HIGHLIGHTS
                                               (for a share outstanding throughout the period)

                                               Net
                                            Realized                                       Distributions
                    Net                       Gain                                            From Net
                   Asset                    (Loss) &               Total    Distributions     Realized
                   Value       Net         Unrealized              From        From Net      Gain From
                 Beginning  Investment    Appreciation          Investment    Investment     Investment                 Total
                 of Period    Income     (Depreciation)         Operations      Income      Transactions            Distributions
                -------------------------------------------------------------------------------------------------------------------
                               INCOME FROM INVESTMENT OPERATIONS                                    LESS DISTRIBUTIONS
                -------------------------------------------------------------------------------------------------------------------
TOTAL RETURN
FUND              $13.27       $.13           $2.44                $2.57        ($.13)          ---                    ($.13)

CAPITAL
APPRECIATION
FUND               16.28        .18            3.28                 3.46         (.18)          ---                     (.18)

GOVERNMENT
BOND FUND          11.04        .35            (.04)                 .31         (.35)          ---                     (.35)

MONEY MARKET
FUND                1.00        .03             ---                  .03         (.03)          ---                     (.03)

                                                            Net
                   Net                                  Investment
                  Asset             Expenses             Income to                               Net Assets
                  Value            to Average             Average                 Average         at End of
                 End of    Total       Net                  Net      Portfolio   Commission        Period
                 Period    Return    Assets               Assets      Turnover   Rate Paid         (000's)            Year
                ---------------------------------------------------------------------------------------------------------------
                                        RATIOS & SUPPLEMENTAL DATA                               NET ASSETS
                ---------------------------------------------------------------------------------------------------------------
TOTAL RETURN
FUND             $15.71    19.41%     .51%*               1.83%*        6.3%      4.3819(cent)   $1,563,874           1997+

CAPITAL
APPRECIATION
FUND              19.56    20.80      .51*                 1.21*        4.7       5.9652(cent)      337,824           1997+

GOVERNMENT
BOND FUND         11.00     2.84      .51*                 6.29*       41.8         ---             431,593           1997+

MONEY MARKET
FUND               1.00     2.54      .51*                 5.09*        ---         ---             999,882           1997+

*  Annualized.  Total Return and portfolio turnover are not annualized.

+  Six months ended June 30, 1997.